Offerings - Offering: 1	Nov. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,035.75
Offering Note	Calculated as the aggregate maximum purchase price for limited liability company interests. Calculated at 0.013810% of the Transaction Valuation